Loans (Summary Of Major Classifications For Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 3,046,226	$ 2,862,534
Allowance for loan losses	(19,730)	(19,251)
Net Loans	3,026,496	2,843,283
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,451,462	1,383,133
Allowance for loan losses	(6,680)	(6,778)
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	141,965	147,036
Allowance for loan losses	(1,417)	(1,463)
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	185,667	165,340
Allowance for loan losses	(4,206)	(3,271)
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,229,516	1,127,581
Allowance for loan losses	(6,573)	(6,985)
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	32,545	36,083
Allowance for loan losses	(82)	(97)
DDA overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,071	3,361
Allowance for loan losses	$ (772)	$ (657)